WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity-classified warrants [Abstract]
Number of shares (in shares)		42,277,445
Weighted Average Exercise price (in dollars per share)		$ 0.70
Equity Classified Warrants [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	40,898,168
Equity Classified Warrants [Member] | Consultant [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	932,000	1,092,667
Weighted Average Exercise price (in dollars per share)	$ 1.54	$ 1.80
Investment Warrants Expiration Date Range Start	May 31, 2016	Mar. 31, 2016
Investment Warrants Expiration Date Range End	Nov. 30, 2020	Nov. 30, 2020
Equity Classified Warrants [Member] | Financing 2011 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	718,175	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.15	$ 3.24
Investment Warrants Expiration Date Range Start		Jan. 31, 2016
Investment Warrants Expiration Date Range End		Apr. 30, 2016
Investment Warrants Expiration Date	Apr. 30, 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	296,366	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Investment Warrants Expiration Date	Dec. 31, 2017	Dec. 31, 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	4,376,228	4,376,228
Weighted Average Exercise price (in dollars per share)	$ 1.97	$ 1.97
Investment Warrants Expiration Date Range Start	Dec. 31, 2017	Dec. 31, 2017
Investment Warrants Expiration Date Range End	Aug. 31, 2018	Aug. 31, 2018
Equity Classified Warrants [Member] | Financing 2014 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	10,882,678	10,882,678
Weighted Average Exercise price (in dollars per share)	$ 0.82	$ 0.93
Investment Warrants Expiration Date Range Start	Dec. 31, 2016	Dec. 31, 2016
Investment Warrants Expiration Date Range End	Jun. 30, 2019	Jun. 30, 2019
Equity Classified Warrants [Member] | Financing 2015 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	23,692,721	23,692,721
Weighted Average Exercise price (in dollars per share)	$ 0.21	$ 0.29
Investment Warrants Expiration Date Range Start	Jan. 31, 2017	Jan. 31, 2017
Investment Warrants Expiration Date Range End	Dec. 31, 2020	Dec. 31, 2020